Summary of Significant Accounting Policies - Fair value (Details)	Dec. 31, 2025	Dec. 31, 2024
Expected volatility | Minimum
Significant unobservable inputs adopted in the valuation
Measurement input	0.49	0.49
Expected volatility | Maximum
Significant unobservable inputs adopted in the valuation
Measurement input	0.52	0.52
Probability | Liquidation scenario | Minimum
Significant unobservable inputs adopted in the valuation
Measurement input	0.20	0.20
Probability | Liquidation scenario | Maximum
Significant unobservable inputs adopted in the valuation
Measurement input	0.43	0.43
Probability | Redemption scenario | Minimum
Significant unobservable inputs adopted in the valuation
Measurement input	0.20	0
Probability | Redemption scenario | Maximum
Significant unobservable inputs adopted in the valuation
Measurement input	0.43	0.43
Probability | IPO scenario | Minimum
Significant unobservable inputs adopted in the valuation
Measurement input	0.15	0.15
Probability | IPO scenario | Maximum
Significant unobservable inputs adopted in the valuation
Measurement input	0.60	0.80